Notes Payable (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Scheduled Loan Maturities
Maturities of the Plan’s loans are as follows:

		2018 Term Loans		2020 Term Loans
			Participating		Participating
			Subsidiary		Subsidiary
	Total	Company	Companies	Company	Companies

2026	$12,250,000	$135,000	$8,865,000	$48,750	$3,201,250
2027	12,700,000	138,000	9,062,000	52,500	3,447,500
2028	9,568,000	88,000	5,730,000	56,250	3,693,750
2029	13,500,000	—	—	202,500	13,297,500
2030	2,587,000	—	—	38,500	2,548,500
Total	$50,605,000	$361,000	$23,657,000	$398,500	$26,188,500